UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared two annual reports to shareholders for the period ended May 31, 2021. The first report applies to John Hancock High Yield Municipal Bond Fund, and the second report applies to John Hancock Tax-Free Bond Fund of the Registrant.

Annual report
John Hancock
High Yield Municipal Bond Fund
Fixed income
May 31, 2021

A message to shareholders
Dear shareholder,
While stocks rebounded from the multiple challenges faced in 2020 to post gains for the 12 months ended May 31, 2021, the results for bonds were much more mixed. Overall, bond markets saw a sharp increase in yields and a steeper yield curve during the period. The generally positive news flow pressured U.S. Treasuries by raising the prospect of inflation and causing investors to question whether the U.S. Federal Reserve would need to begin hiking interest rates sooner than expected. The credit-oriented segments of the market—including investment-grade and high-yield corporate bonds—outperformed government issues. Both categories were helped by the improving outlook for economic growth and corporate earnings, as well as investors’ elevated demand for yield.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
21	Financial statements
24	Financial highlights
28	Notes to financial statements
36	Report of independent registered public accounting firm
37	Tax information
38	Statement Regarding Liquidity Risk Management
40	Trustees and Officers
44	More information
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2021 (%)

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/Baa, according to S&P and Moody’s, respectively.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

High-yield municipal bonds rebounded sharply as the pandemic eased
As the COVID-19 pandemic began to recede, a recovery in the U.S. economy, federal stimulus funds to support state and local governments, and better-than-expected municipal tax revenues helped fuel a substantial rally in high-yield municipal bonds.
The fund posted a robust absolute return
The fund posted a double-digit return for the period, reflecting the strong performance of high-yield municipal securities.
Slightly underperformed its benchmark
The fund narrowly trailed the return of its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index, largely because of security selection in the transportation segment.
PORTFOLIO COMPOSITION AS OF 5/31/2021 (% of net assets)

ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

QUALITY COMPOSITION AS OF 5/31/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-21 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund's prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund's performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Manager’s discussion of fund performance
How did the municipal bond market perform during the 12 months ended May 31, 2021?
Municipal bonds posted solid gains for the period as a confluence of supportive developments provided a tailwind for municipal bond performance. As the period began, municipal bonds had just fallen sharply as investors priced in a worst-case scenario regarding the COVID-19 pandemic’s effects on the economy and municipal tax revenues. When this failed to materialize, however, the municipal market bounced back strongly.
The rebound in municipal bonds was driven in part by a recovery in the U.S. economy, which began in the third quarter of 2020 and continued through the end of the period as the rollout of coronavirus vaccines brought back a partial return to normalcy. Multiple stimulus packages from the federal government, each of which provided funds for state and local government budgets, were also supportive for the municipal bond market. Furthermore, expectations of higher taxes following the outcome of the presidential election in November fueled investor demand for the tax advantages of municipal bonds.
Did municipal credit quality also recover during the period?
Municipal credit conditions never really deteriorated during the pandemic. While most states began initiating budget cutbacks for their 2021 fiscal years, tax revenues ended up coming in considerably better than expected as strong income and corporate tax revenues helped offset the anticipated decline in sales and gas tax collections. The combination of stronger-than-expected tax revenues and smaller municipal budgets provided a windfall for many states and municipalities, allowing them to shore up rainy-day funds, make progress toward fixing underfunded pension plans, and support their local economies.
How did the fund perform for the period?
The fund posted a strong absolute return but narrowly trailed the performance of its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index. The primary reason for the underperformance was security selection in the transportation segment. Security selection in the healthcare sector also detracted.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

On the positive side, an overweight in the transportation segment and holdings in the utilities sector contributed to performance. Bonds backed by airlines also outperformed as investors anticipated a recovery in travel.
What changes did you make to the portfolio?
We reduced the fund’s exposure to healthcare and transportation bonds, taking profits after their strong performance. We shifted these assets into more attractively valued segments, including education and housing.
We believe the fund’s positioning will benefit from strong investor demand and an improving economic environment as we move into the second half of the 2021. Federal infrastructure legislation would also be a positive factor for the municipal market in general. The one mitigating factor we're monitoring is inflation; a sustained increase in the inflation rate could drive yields higher and lead to a change in the U.S. Federal Reserve’s monetary policy.
MANAGED BY

Jeffrey N. Given, CFA
Dennis DiCicco
The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, and Dennis DiCicco, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-21	as of 5-31-21	as of 5-31-21
Class A	12.08	3.59	4.79	19.28	59.68	1.52	1.42	2.57
Class C	14.96	3.67	4.44	19.73	54.43	0.84	0.73	1.42
Class I1	16.99	4.60	5.30	25.21	67.65	1.73	1.72	2.92
Class R6[1,2]	17.01	4.61	5.31	25.26	67.72	1.76	1.75	2.97
Index 1††	17.37	6.57	7.04	37.47	97.47	—	—	—
Index 2††	4.74	3.52	4.29	18.88	52.24	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.02	1.77	0.77	0.74
Net (%)	0.89	1.64	0.74	0.72
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
†† Index 1 is the Bloomberg Barclays High Yield Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	5-31-11	15,443	15,443	19,747	15,224
Class I1,2	5-31-11	16,765	16,765	19,747	15,224
Class R6[1,2]	5-31-11	16,772	16,772	19,747	15,224
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/Baa, according to S&P and Moody’s, respectively.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectus.
[2]	Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2020, with the same investment held until May 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2020, with the same investment held until May 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2020	Ending value on 5-31-2021	Expenses paid during period ended 5-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,058.40	$4.57	0.89%
	Hypothetical example	1,000.00	1,020.50	4.48	0.89%
Class C	Actual expenses/actual returns	1,000.00	1,054.50	8.40	1.64%
	Hypothetical example	1,000.00	1,016.80	8.25	1.64%
Class I	Actual expenses/actual returns	1,000.00	1,059.10	3.80	0.74%
	Hypothetical example	1,000.00	1,021.20	3.73	0.74%
Class R6	Actual expenses/actual returns	1,000.00	1,059.30	3.59	0.70%
	Hypothetical example	1,000.00	1,021.40	3.53	0.70%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-21
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.2%				$156,017,373
(Cost $139,634,706)
Alaska 0.6%				1,012,673
Northern Tobacco Securitization Corp. Series A	5.000	06-01-46	1,000,000	1,012,673
Arkansas 0.3%				551,817
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	500,000	551,817
California 9.6%				15,088,907
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,140,598
California Community Housing Agency Essential Housing Revenue Stoneridge Apartments, Series A (A)	4.000	02-01-56	400,000	431,586
California Municipal Finance Authority Green Bond Orchard Park Student Housing Project (B)	4.000	05-15-46	1,000,000	1,189,154
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,144,568
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-46	100,000	111,583
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-56	700,000	774,053
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	400,000	448,821
CSCDA Community Improvement Authority California Essential Housing Revenue Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	540,237
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,145,776
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	895,000	911,756
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,000,000	1,035,527
Golden State Tobacco Securitization Corp. Series A-2	5.300	06-01-37	1,000,000	1,042,317
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,153,213
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	795,000	838,936
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	750,000	850,798
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	1,500,000	1,841,075
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Tobacco Securitization Authority of Northern California Tobacco Settlement Revenue (C)	3.624	06-01-60	2,000,000	$488,909
Colorado 4.9%				7,677,805
Colorado Health Facilities Authority Commonspirit Health Series A-2	4.000	08-01-49	1,000,000	1,132,122
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,155,008
Pueblo Urban Renewal Authority Tax Increment Revenue Evraz Project, Series A (A)	4.750	12-01-45	1,000,000	1,129,191
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,591,940
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (C)	6.754	12-01-37	2,000,000	669,544
Connecticut 1.1%				1,672,378
State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	500,000	604,878
Town of Hamden Whitney Center Project	5.000	01-01-50	1,000,000	1,067,500
District of Columbia 3.2%				4,983,641
District of Columbia KIPP DC Project	4.000	07-01-39	1,000,000	1,126,280
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (B)	6.500	10-01-41	3,000,000	3,857,361
Florida 7.1%				11,115,389
Alachua County Health Facilities Authority Shands Teaching Hospital and Clinics	4.000	12-01-49	1,000,000	1,152,503
Celebration Pointe Community Development District Alachua County (A)	5.000	05-01-48	500,000	535,499
Charlotte County Industrial Development Authority Town and Country Utilities Project, AMT (A)	5.000	10-01-49	500,000	554,697
County of Lake Imagine South Lake Charter School (A)	5.000	01-15-54	625,000	682,885
County of Osceola Transportation Revenue Series A-2 (C)	3.360	10-01-49	1,325,000	512,315
Escambia County Health Facilities Authority Health Care Facility Revenue, Series A	4.000	08-15-50	1,500,000	1,715,736
Florida Development Finance Corp. Solid Waste Disposal Revenue USA Inc. Project, AMT (D)	3.000	06-01-32	1,000,000	1,049,575
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	1,160,996
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	$1,089,624
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series A	7.500	06-01-49	1,000,000	1,070,317
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	500,000	533,110
Village Community Development District No. 12 (A)	4.250	05-01-43	950,000	1,058,132
Georgia 2.3%				3,610,093
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	840,000	900,506
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	1,000,000	1,505,545
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	1,000,000	1,204,042
Illinois 9.3%				14,630,841
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,217,807
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	599,744
Chicago O'Hare International Airport General Senior Lien, Series A	4.000	01-01-37	500,000	593,383
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,228,418
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,215,509
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,153,091
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,000,000	1,055,649
Illinois Sports Facilities Authority State Tax Supported (B)	5.250	06-15-32	750,000	832,766
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,538,041
Sales Tax Securitization Corp. Series A	4.000	01-01-39	1,500,000	1,759,449
State of Illinois Series A, GO	5.000	10-01-28	1,250,000	1,560,348
State of Illinois, GO	4.000	06-01-33	750,000	823,517
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	1,053,119
Indiana 1.6%				2,560,084
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,138,439
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority Green Bond Polyflow Industry Project, AMT (A)	7.000	03-01-39	1,500,000	$1,421,645
Iowa 0.7%				1,075,806
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	1,075,806
Kentucky 0.5%				829,131
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	750,000	829,131
Louisiana 2.4%				3,711,475
Calcasieu Parish Memorial Hospital Service District Lake Charles Memorial Hospital	5.000	12-01-39	500,000	544,758
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	1,110,858
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,281,023
St. John Baptist Parish Marathon Oil Corp. Project, Series B-1	2.125	06-01-37	750,000	774,836
Maryland 1.6%				2,523,439
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,044,113
Maryland Economic Development Corp. Special Obligation Port Covington Project	3.250	09-01-30	100,000	112,430
Maryland Economic Development Corp. Special Obligation Port Covington Project	4.000	09-01-50	200,000	228,624
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,138,272
Massachusetts 1.7%				2,675,924
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,140,518
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	820,454
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	635,000	714,952
Michigan 2.5%				3,937,431
City of Detroit Taxable Social Bonds, Series B, GO	1.817	04-01-22	300,000	300,310
City of Detroit, GO	5.500	04-01-50	1,000,000	1,234,428
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (C)	4.660	06-01-65	6,000,000	$785,272
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	500,000	520,738
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	1,000,000	1,096,683
Minnesota 2.2%				3,475,303
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	535,746
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	545,223
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,347,990
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,046,344
Missouri 2.1%				3,319,331
Health & Educational Facilities Authority Lutheran Senior Service Projects, Series A	5.000	02-01-42	1,000,000	1,118,164
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,111,442
Lees Summit Industrial Development Authority John Knox Village, Series A	5.000	08-15-46	1,000,000	1,089,725
Montana 0.4%				660,645
Montana Facility Finance Authority Montana Children's Home and Hospital	4.000	07-01-50	600,000	660,645
Nevada 0.5%				833,902
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue, Series B	4.000	07-01-49	750,000	833,902
New Hampshire 0.8%				1,274,127
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	524,127
New Hampshire Health & Education Facilities Authority Hillside Village, Series A (A)(E)	6.125	07-01-52	1,000,000	750,000
New Jersey 4.2%				6,687,637
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,077,110
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	750,000	863,393
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	400,000	506,101
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority School Facilities Construction	4.000	06-15-49	1,000,000	$1,133,721
New Jersey Health Care Facilities Financing Authority St. Joseph's Healthcare System	4.000	07-01-48	750,000	827,377
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	4.500	06-15-49	1,000,000	1,161,291
New Jersey Transportation Trust Fund Authority Transportation System, Series A (D)	4.000	06-15-42	1,000,000	1,118,644
New York 8.0%				12,619,665
Erie Tobacco Asset Securitization Corp. Series A (A)(C)	7.849	06-01-60	15,000,000	754,332
Metropolitan Transportation Authority Series C-1	5.250	11-15-55	1,000,000	1,245,527
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	750,000	843,252
Nassau County Tobacco Settlement Corp. Series D (C)	6.808	06-01-60	12,000,000	885,688
New York Counties Tobacco Trust IV Series F (C)	7.313	06-01-60	17,000,000	1,041,083
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	939,751
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,128,489
New York State Dormitory Authority Orange Regional Medical Center (A)	5.000	12-01-45	1,000,000	1,150,071
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	1,000,000	1,138,712
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,208,191
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.250	08-01-31	1,000,000	1,191,786
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	569,604
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	523,179
Ohio 3.9%				6,103,172
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,000,000	1,156,787
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-35	250,000	292,957
Northeast Ohio Medical University General Receipts Refunding, Series A	4.000	12-01-45	225,000	256,476
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project	3.250	09-01-29	1,000,000	1,086,864
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series B, AMT	2.500	11-01-42	1,000,000	$1,103,325
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.250	01-15-38	500,000	563,466
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	567,173
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,076,124
Oklahoma 0.3%				552,068
Tulsa Industrial Authority University of Tulsa	5.000	10-01-31	500,000	552,068
Oregon 0.7%				1,125,946
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,125,946
Pennsylvania 1.0%				1,498,925
Bucks County Industrial Development Authority Hospital Revenue Grand View Hospital Project	4.000	07-01-46	350,000	391,018
Lancaster County Hospital Authority Brethen Village Project	5.125	07-01-37	1,000,000	1,107,907
Puerto Rico 5.5%				8,623,881
Puerto Rico Electric Power Authority Series 2013A-RSA-1 (E)	7.000	07-01-43	1,250,000	1,226,563
Puerto Rico Electric Power Authority Series TT-RSA-1 (E)	5.000	07-01-24	765,000	730,575
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series S (E)	6.000	07-01-41	500,000	500,000
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series U (E)	5.250	07-01-42	1,000,000	927,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	2.368	07-01-31	1,000,000	787,091
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	4.524	07-01-46	2,500,000	810,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,332,000	1,494,056
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	5.000	07-01-58	1,000,000	1,138,305
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	1,008,991
Rhode Island 1.8%				2,791,973
Tobacco Settlement Financing Corp. Series A	5.000	06-01-35	1,500,000	1,704,824
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,087,149
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
South Carolina 0.7%				$1,072,599
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes	5.000	04-01-48	1,000,000	1,072,599
Tennessee 2.7%				4,273,194
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,273,194
Texas 7.6%				11,881,639
Arlington Higher Education Finance Corp. Education Revenue Brooks Academies Texas, Series A	5.000	01-15-51	730,000	768,431
Board of Managers Joint Guadalupe County Hospital Mortgage Revenue	5.000	12-01-45	1,000,000	1,046,315
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT	7.000	03-01-39	1,000,000	1,082,368
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,009,372
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series B-2, AMT	5.000	07-01-27	500,000	593,067
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	1,100,000	1,328,399
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	4.875	05-01-25	500,000	511,790
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	500,656
Mission Economic Development Corp. Natgasoline Project, AMT (A)	4.625	10-01-31	1,500,000	1,590,201
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	528,226
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	1,520,000	1,781,879
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,140,935
Utah 1.1%				1,716,853
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-52	1,000,000	1,136,896
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	579,957
Vermont 0.5%				777,942
Vermont Economic Development Authority Wake Robin Corporation Project, Series A	5.000	05-01-47	710,000	777,942
Virginia 2.9%				4,507,924
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,000,000	1,126,931
18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Norfolk Redevelopment & Housing Authority Retirement Community	5.250	01-01-54	1,000,000	$1,066,183
Tobacco Settlement Financing Corp. Series D (C)	5.766	06-01-47	4,000,000	911,673
Virginia College Building Authority Educational Facilities Revenue 21st Century College and Equipment Program, Series A (D)	3.000	02-01-41	1,000,000	1,114,774
Virginia College Building Authority Educational Facilities Revenue Regent University Project	4.000	06-01-46	250,000	288,363
Wisconsin 2.9%				4,563,813
Public Finance Authority Friends Homes (A)	5.000	09-01-54	1,000,000	1,122,049
Public Finance Authority Retirement Facility Revenue Southminster (A)	5.000	10-01-53	1,150,000	1,263,108
Public Finance Authority Rose Villa Project, Series A (A)	5.750	11-15-44	1,000,000	1,086,122
Public Finance Authority Rose Villa Project, Series A (A)	6.000	11-15-49	1,000,000	1,092,534

	Yield (%)	Shares	Value
Short-term investments 2.4%			$3,704,236
(Cost $3,704,120)
Short-term funds 2.4%
John Hancock Collateral Trust (F)	0.0241(G)	370,235	3,704,236

Total investments (Cost $143,338,826) 101.6%			$159,721,609
Other assets and liabilities, net (1.6%)			(2,447,681)
Total net assets 100.0%			$157,273,928

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,811,127 or 17.0% of the fund's net assets as of 5-31-21.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	19

At 5-31-21, the aggregate cost of investments for federal income tax purposes was $141,793,481. Net unrealized appreciation aggregated to $17,928,128, of which $18,409,202 related to gross unrealized appreciation and $481,074 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	2.4
Build America Mutual Assurance Company	0.7
Assured Guaranty Municipal Corp.	0.5
TOTAL	3.6
20	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-21

Assets
Unaffiliated investments, at value (Cost $139,634,706)	$156,017,373
Affiliated investments, at value (Cost $3,704,120)	3,704,236
Total investments, at value (Cost $143,338,826)	159,721,609
Interest receivable	1,867,664
Receivable for fund shares sold	175,378
Receivable for delayed delivery securities sold	1,121,910
Receivable from affiliates	1,305
Other assets	42,536
Total assets	162,930,402
Liabilities
Distributions payable	18,245
Payable for investments purchased	838,851
Payable for delayed delivery securities purchased	4,348,370
Payable for fund shares repurchased	316,579
Payable to affiliates
Accounting and legal services fees	4,848
Transfer agent fees	5,832
Distribution and service fees	12,480
Trustees' fees	88
Other liabilities and accrued expenses	111,181
Total liabilities	5,656,474
Net assets	$157,273,928
Net assets consist of
Paid-in capital	$139,368,553
Total distributable earnings (loss)	17,905,375
Net assets	$157,273,928

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($125,035,248 ÷ 15,137,813 shares)[1]	$8.26
Class C ($14,708,286 ÷ 1,780,573 shares)[1]	$8.26
Class I ($15,195,926 ÷ 1,836,827 shares)	$8.27
Class R6 ($2,334,468 ÷ 282,062 shares)	$8.28
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.60

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	21

STATEMENT OF OPERATIONS For the year ended  5-31-21

Investment income
Interest	$6,595,229
Dividends from affiliated investments	6,181
Total investment income	6,601,410
Expenses
Investment management fees	841,396
Distribution and service fees	464,788
Accounting and legal services fees	26,835
Transfer agent fees	65,578
Trustees' fees	2,881
Custodian fees	47,703
State registration fees	83,365
Printing and postage	31,915
Professional fees	57,207
Other	19,314
Total expenses	1,640,982
Less expense reductions	(190,991)
Net expenses	1,449,991
Net investment income	5,151,419
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,748,314
Affiliated investments	(2,175)
2,746,139
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	15,196,070
Affiliated investments	(21)
15,196,049
Net realized and unrealized gain	17,942,188
Increase in net assets from operations	$23,093,607
22	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-21	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$5,151,419	$5,785,213
Net realized gain (loss)	2,746,139	(1,381,945)
Change in net unrealized appreciation (depreciation)	15,196,049	(11,058,032)
Increase (decrease) in net assets resulting from operations	23,093,607	(6,654,764)
Distributions to shareholders
From earnings
Class A	(4,092,891)	(6,726,527)
Class B1	(6,140)	(51,362)
Class C	(468,259)	(1,236,889)
Class I	(516,238)	(830,598)
Class R6	(77,303)	(119,961)
Total distributions	(5,160,831)	(8,965,337)
From fund share transactions	(2,438,333)	1,215,589
Total increase (decrease)	15,494,443	(14,404,512)
Net assets
Beginning of year	141,779,485	156,183,997
End of year	$157,273,928	$141,779,485

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	23

Financial highlights
CLASS A SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$7.32	$8.06	$7.93	$8.01	$8.33
Net investment income[1]	0.28	0.30	0.32	0.34	0.34
Net realized and unrealized gain (loss) on investments	0.94	(0.58)	0.14	(0.06)	(0.28)
Total from investment operations	1.22	(0.28)	0.46	0.28	0.06
Less distributions
From net investment income	(0.28)	(0.33)	(0.33)	(0.36)	(0.38)
From net realized gain	—	(0.13)	—	—	—
Total distributions	(0.28)	(0.46)	(0.33)	(0.36)	(0.38)
Net asset value, end of period	$8.26	$7.32	$8.06	$7.93	$8.01
Total return (%)[2,3]	16.83	(3.80)	5.99	3.55	0.76
Ratios and supplemental data
Net assets, end of period (in millions)	$125	$107	$111	$117	$133
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.06	1.07	1.05	1.00
Expenses including reductions	0.89	0.92	0.93	0.91	0.89
Net investment income	3.48	3.79	4.10	4.31	4.24
Portfolio turnover (%)	34	52	41	8	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
24	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$7.32	$8.06	$7.93	$8.01	$8.33
Net investment income[1]	0.22	0.24	0.26	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.94	(0.58)	0.14	(0.07)	(0.28)
Total from investment operations	1.16	(0.34)	0.40	0.22	—
Less distributions
From net investment income	(0.22)	(0.27)	(0.27)	(0.30)	(0.32)
From net realized gain	—	(0.13)	—	—	—
Total distributions	(0.22)	(0.40)	(0.27)	(0.30)	(0.32)
Net asset value, end of period	$8.26	$7.32	$8.06	$7.93	$8.01
Total return (%)[2,3]	15.96	(4.52)	5.20	2.78	0.00
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$20	$29	$35	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78	1.81	1.82	1.80	1.75
Expenses including reductions	1.64	1.67	1.68	1.66	1.64
Net investment income	2.75	3.04	3.35	3.56	3.50
Portfolio turnover (%)	34	52	41	8	27

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	25

CLASS I SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[1]
Per share operating performance
Net asset value, beginning of period	$7.33	$8.07	$7.94	$8.02	$7.91
Net investment income[2]	0.29	0.31	0.33	0.36	0.12
Net realized and unrealized gain (loss) on investments	0.94	(0.58)	0.14	(0.07)	0.10
Total from investment operations	1.23	(0.27)	0.47	0.29	0.22
Less distributions
From net investment income	(0.29)	(0.34)	(0.34)	(0.37)	(0.11)
From net realized gain	—	(0.13)	—	—	—
Total distributions	(0.29)	(0.47)	(0.34)	(0.37)	(0.11)
Net asset value, end of period	$8.27	$7.33	$8.07	$7.94	$8.02
Total return (%)[3]	16.99	(3.65)	6.15	3.71	2.84[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$13	$13	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.81	0.82	0.80	0.73[5]
Expenses including reductions	0.74	0.77	0.78	0.76	0.73[5]
Net investment income	3.62	3.94	4.23	4.47	4.96[5]
Portfolio turnover (%)	34	52	41	8	27[6]

[1]	The inception date for Class I shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
26	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18[1]
Per share operating performance
Net asset value, beginning of period	$7.34	$8.08	$7.94	$8.08
Net investment income[2]	0.29	0.32	0.33	0.28
Net realized and unrealized gain (loss) on investments	0.94	(0.59)	0.16	(0.14)
Total from investment operations	1.23	(0.27)	0.49	0.14
Less distributions
From net investment income	(0.29)	(0.34)	(0.35)	(0.28)
From net realized gain	—	(0.13)	—	—
Total distributions	(0.29)	(0.47)	(0.35)	(0.28)
Net asset value, end of period	$8.28	$7.34	$8.08	$7.94
Total return (%)[3]	17.01	(3.61)	6.31	1.80[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	0.78	0.79	0.77[5]
Expenses including reductions	0.71	0.74	0.75	0.73[5]
Net investment income	3.66	3.98	4.27	4.52[5]
Portfolio turnover (%)	34	52	41	8[6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	27

Notes to financial statements
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
28	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$156,017,373	—	$156,017,373	—
Short-term investments	3,704,236	$3,704,236	—	—
Total investments in securities	$159,721,609	$3,704,236	$156,017,373	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	29

to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the year ended May 31, 2021 were $6,309.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2021, the fund has a short-term capital loss carryforward of $63,745 available to offset future net realized capital gains. This carryforward does not expire.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2021 and 2020 was as follows:
	May 31, 2021	May 31, 2020
Ordinary income	$40,170	$841,424
Exempt Income	5,120,661	6,227,703
Long-term capital gains	—	1,896,210
Total	$5,160,831	$8,965,337
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2021, the components of distributable earnings on a tax basis consisted of $59,237 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
30	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.5900% of the first $75 million of the fund’s average daily net assets, (b) 0.5200% of the next $75 million of the fund’s average daily net assets, (c) 0.4600% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4400% of the next $2 billion of the fund’s average daily net assets; and (e) 0.4100% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
Prior to July 1, 2020, the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.4800% of the next $2 billion of the fund’s average daily net assets; and (e) 0.4500% of the fund’s average daily net assets in excess of $4 billion.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Effective July 1, 2020, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class A, Class C, Class I, and Class R6 shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I and Class R6 shares, as applicable, exceed 0.89%, 1.64%, 0.74%, and 0.72%, respectively, of average daily net assets attributable to the class, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	31

appropriate under the circumstances at that time. Prior to October 14, 2020, this agreement included Class B shares. The Advisor agreed to reduce its management fee, or if necessary make payment to Class B shares, in an amount equal to the amount by which the expenses the class exceeded 1.64%.
The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the other expenses of the fund exceed 0.15% of the average net assets of the fund. For purposes of this agreement, “other expenses of the fund” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, Advisory fees, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.
For the year ended May 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$43,574
Class B	98
Class C	6,574
Class	Expense reduction
Class I	$5,256
Class R6	774
Total	$56,276

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2021, were equivalent to a net annual effective rate of 0.52% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class B was redesignated during the period. Refer to Note 5 for further details.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $117,648, $196 and $16,871 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2021.
32	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $100,505 for the year ended May 31, 2021. Of this amount, $14,460 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $86,045 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2021, CDSCs received by the Distributor amounted to $666 and $1,496 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$294,120	$51,585
Class B	1,962	87
Class C	168,706	7,422
Class I	—	6,249
Class R6	—	235
Total	$464,788	$65,578
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	33

Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2021 and 2020 were as follows:
	Year Ended 5-31-21		Year Ended 5-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,540,670	$20,064,197	4,094,273	$32,663,381
Distributions reinvested	486,961	3,869,965	802,504	6,364,618
Repurchased	(2,485,224)	(19,623,934)	(4,101,571)	(31,744,451)
Net increase	542,407	$4,310,228	795,206	$7,283,548
Class B shares
Sold	18	$140	6,122	$47,343
Distributions reinvested	669	5,178	6,033	48,017
Repurchased	(96,817)	(747,058)	(72,419)	(565,811)
Net decrease	(96,130)	$(741,740)	(60,264)	$(470,451)
Class C shares
Sold	136,999	$1,085,234	442,318	$3,534,433
Distributions reinvested	57,680	456,498	148,917	1,183,467
Repurchased	(1,122,789)	(8,798,617)	(1,425,632)	(11,164,840)
Net decrease	(928,110)	$(7,256,885)	(834,397)	$(6,446,940)
Class I shares
Sold	509,759	$4,052,174	518,809	$4,100,190
Distributions reinvested	64,389	512,640	103,973	826,453
Repurchased	(448,139)	(3,563,317)	(551,141)	(4,231,303)
Net increase	126,009	$1,001,497	71,641	$695,340
Class R6 shares
Sold	104,705	$820,354	140,993	$1,129,600
Distributions reinvested	9,693	77,220	15,101	119,961
Repurchased	(82,061)	(649,007)	(140,061)	(1,095,469)
Net increase	32,337	$248,567	16,033	$154,092
Total net increase (decrease)	(323,487)	$(2,438,333)	(11,781)	$1,215,589
Affiliates of the fund owned 6% of shares of Class R6 on May 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$447,566
34	JOHN HANCOCK High Yield Municipal Bond Fund | ANNUAL REPORT

Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $49,205,667 and $50,243,755, respectively, for the year ended May 31, 2021.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	370,235	$2,328,133	$39,251,375	$(37,873,076)	$(2,175)	$(21)	$6,181	—	$3,704,236
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock High Yield Municipal Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the “Fund”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statements of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
36	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2021.
99.26% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	37

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock High Yield Municipal Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
38	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	39

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	190
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	190
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	190
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	190
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	1989	190
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	190
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
40	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	190
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	1994	190
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	190
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	190
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	41

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	190
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	190
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
42	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	43

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Jeffrey N. Given, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
44	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1674181	59A 5/21
7/2021

Annual report
John Hancock
Tax-Free Bond Fund
Fixed income
May 31, 2021

A message to shareholders
Dear shareholder,
While stocks rebounded from the multiple challenges faced in 2020 to post gains for the 12 months ended May 31, 2021, the results for bonds were much more mixed. Overall, bond markets saw a sharp increase in yields and a steeper yield curve during the period. The generally positive news flow pressured U.S. Treasuries by raising the prospect of inflation and causing investors to question whether the U.S. Federal Reserve would need to begin hiking interest rates sooner than expected. The credit-oriented segments of the market—including investment-grade and high-yield corporate bonds—outperformed government issues. Both categories were helped by the improving outlook for economic growth and corporate earnings, as well as investors’ elevated demand for yield.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
26	Financial statements
29	Financial highlights
33	Notes to financial statements
42	Report of independent registered public accounting firm
43	Tax information
44	Statement Regarding Liquidity Risk Management
46	Trustees and Officers
50	More information
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2021 (%)

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Municipal bonds rebounded sharply as the pandemic eased
As the COVID-19 pandemic began to recede, a recovery in the U.S. economy, federal stimulus funds to support state and local governments, and better-than-expected municipal tax revenues helped fuel a sizable rally in the municipal bond market.
The fund outperformed its benchmark by a wide margin
The fund generated a strong return for the period, outpacing its benchmark, the Bloomberg Barclays Municipal Bond Index.
Healthcare and transportation added value
Contributors to the fund’s outperformance of the index included holdings in the healthcare and transportation industries, which bounced back after struggling during the height of the pandemic.
PORTFOLIO COMPOSITION AS OF 5/31/2021 (% of net assets)

ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

QUALITY COMPOSITION AS OF 5/31/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-21 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund's prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund's performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

Manager’s discussion of fund performance
How did the municipal bond market perform during the 12 months ended May 31, 2021?
Municipal bonds posted solid gains for the period as a confluence of supportive developments provided a tailwind for municipal bond performance. As the period began, municipal bonds had just fallen sharply as investors priced in a worst-case scenario regarding the COVID-19 pandemic’s effects on the economy and municipal tax revenues. When this failed to materialize, however, the municipal market bounced back strongly.
The rebound in municipal bonds was driven in part by a recovery in the U.S. economy, which began in the third quarter of 2020 and continued through the end of the period as the rollout of the coronavirus vaccines brought back a partial return to normalcy. Multiple stimulus packages from the federal government, each of which provided funds for state and local government budgets, were also supportive for the municipal bond market. Furthermore, expectations of higher taxes following the outcome of the presidential election in November fueled investor demand for the tax advantages of municipal bonds.
Did municipal credit quality also recover during the period?
Municipal credit conditions never really deteriorated during the pandemic. While most states began initiating budget cutbacks for their 2021 fiscal years, tax revenues ended up coming in considerably better than expected as strong income and corporate tax revenues helped offset the anticipated decline in sales and gas tax collections. The combination of stronger-than-expected tax revenues and smaller municipal budgets provided a windfall for many states and municipalities, allowing them to shore up rainy-day funds, make progress toward fixing underfunded pension plans, and support their local economies.
How did the fund perform for the period?
The fund substantially outperformed its benchmark. Segments of the portfolio that detracted from performance during the pandemic rebounded sharply during the recovery, contributing to the fund’s overall outperformance. One of the largest contributors to performance was the transportation industry, which was a significant overweight position in the portfolio. Leading performers in the segment included bonds financing airports and toll roads.
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

The healthcare sector also contributed meaningfully to performance, led by bonds funding senior living facilities. Industrial development bonds and dedicated general obligation state and local income-tax bonds were other notable contributors to fund performance for the period.
What changes did you make to the portfolio during the period?
We reduced the fund’s exposure to transportation-related bonds, taking profits after their strong performance. We shifted these assets into more attractively valued sectors, including special tax, local general obligation bonds, and water and sewer.
We believe the fund’s positioning will benefit from strong investor demand and an improving economic environment as we move into the second half of the 2021. Federal infrastructure legislation would also be a positive factor for the municipal market in general. The one mitigating factor we're monitoring is inflation; a sustained increase in the inflation rate could drive yields higher and lead to a change in the U.S. Federal Reserve’s monetary policy.
MANAGED BY

Jeffrey N. Given, CFA
Dennis DiCicco
The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, and Dennis DiCicco, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-21	as of 5-31-21	as of 5-31-21
Class A	4.95	2.50	3.81	13.12	45.35	0.79	0.69	1.33
Class C	7.42	2.54	3.44	13.34	40.30	0.08	-0.02	0.14
Class I1,2	9.38	3.48	4.31	18.64	52.45	0.97	0.96	1.64
Class R6[1,2]	9.42	3.45	4.29	18.47	52.22	1.00	0.99	1.69
Index††	4.74	3.52	4.29	18.88	52.24	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	0.93	1.68	0.68	0.65
Net (%)	0.82	1.57	0.67	0.64
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
†† Index is the Bloomberg Barclays Municipal Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays Municipal Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	5-31-11	14,030	14,030	15,224
Class I1,2	5-31-11	15,245	15,245	15,224
Class R6[1,2]	5-31-11	15,222	15,222	15,224
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
[2]	For certain types of investors, as described in the fund's prospectus.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2020, with the same investment held until May 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2020, with the same investment held until May 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2020	Ending value on 5-31-2021	Expenses paid during period ended 5-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,035.60	$4.11	0.81%
	Hypothetical example	1,000.00	1,020.90	4.08	0.81%
Class C	Actual expenses/actual returns	1,000.00	1,030.70	7.90	1.56%
	Hypothetical example	1,000.00	1,017.20	7.85	1.56%
Class I	Actual expenses/actual returns	1,000.00	1,035.30	3.35	0.66%
	Hypothetical example	1,000.00	1,021.60	3.33	0.66%
Class R6	Actual expenses/actual returns	1,000.00	1,035.40	3.20	0.63%
	Hypothetical example	1,000.00	1,021.80	3.18	0.63%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-21
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.4%				$487,705,269
(Cost $443,647,707)
Alabama 0.2%				1,188,947
Southeast Energy Authority A Cooperative District Commodity Supply Revenue Alabama Project No. 1, Series A	4.000	11-01-51	1,000,000	1,188,947
Alaska 0.8%				3,943,311
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,569,354
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,373,957
Arizona 1.5%				7,336,567
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	1,209,404
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,293,368
Glendale Industrial Development Authority Senior Royal Oaks Life Care Community	5.000	05-15-39	3,000,000	3,280,643
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	4.000	09-01-37	515,000	623,001
Maricopa County Industrial Development Authority Hospital Revenue Honorhealth, Series A	5.000	09-01-36	700,000	930,151
California 8.8%				43,408,690
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,176,073
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	1,063,123
California Municipal Finance Authority Paradise Valley Estates Project, Series A (A)	5.000	01-01-49	1,500,000	1,841,150
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,236,266
California State Public Works Board Lease Revenue, Series A (B)	5.000	08-01-26	1,500,000	1,760,666
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,140,080
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	1,845,000	2,097,100
County of Sacramento Airport System Revenue	4.000	07-01-39	1,900,000	2,276,887
County of San Bernardino Medical Center Financing Project	5.500	08-01-22	2,500,000	2,585,326
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,145,776
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Foothill-Eastern Transportation Corridor Agency Toll Road Revenue, Series A	4.000	01-15-46	1,045,000	$1,238,110
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	3,000,000	3,106,580
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,646,566
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,951,590
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	2,000,000	2,110,532
San Diego Unified School District Series I, GO (C)	3.542	07-01-39	1,250,000	660,019
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,738,530
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	5,090,579
State of California, GO	5.000	02-01-38	5,375,000	5,543,737
Colorado 3.9%				19,172,167
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,405,255
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-37	500,000	581,614
Colorado Health Facilities Authority Revenue Refunding and Improvement Frasier Meadows, Series A	5.250	05-15-47	1,125,000	1,308,632
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,894,450
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	4,265,000	4,891,343
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,417,012
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (C)	6.754	12-01-37	5,000,000	1,673,861
Connecticut 1.0%				4,931,607
State of Connecticut Series C, GO	4.000	06-01-24	250,000	277,726
State of Connecticut Bradley International Airport CFC Revenue Ground Transportation Center Project, AMT	5.000	07-01-49	1,500,000	1,837,977
State of Connecticut Special Tax Revenue Revenue Transportation and Infrastructure Purpose	4.000	05-01-36	250,000	302,439
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,258,214
12	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Connecticut (continued)
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	$1,255,251
Delaware 0.6%				2,768,758
Delaware State Economic Development Authority Acts Retirement Communities, Obligated Group, Series B	5.000	11-15-48	1,250,000	1,440,975
Delaware Transportation Authority Transportation System	3.000	07-01-35	1,225,000	1,327,783
District of Columbia 3.2%				16,079,509
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,970,989
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	1,550,000	1,724,621
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(C)	1.817	10-01-33	6,565,000	5,240,009
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(C)	1.938	10-01-35	6,470,000	4,893,763
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,250,127
Florida 4.1%				20,452,404
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,247,389
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	1,125,665
City of Atlantic Beach Fleet Landing Project, Series B-2	3.000	11-15-23	1,250,000	1,250,732
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,469,079
Miami Beach Redevelopment Agency City Center, Series A (A)	5.000	02-01-44	2,500,000	2,772,248
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,805,941
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	4,500,000	4,903,500
Palm Beach County Health Facilities Authority Retirement Life Communities, Inc.	5.000	11-15-32	1,715,000	2,036,043
Polk County Industrial Development Authority Mineral Development LLC, AMT (D)	5.875	01-01-33	1,250,000	1,332,774
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	455,000	509,033
Georgia 3.5%				17,286,595
City of Atlanta Department of Aviation Airport Revenue Refunding, Series A	5.000	07-01-26	500,000	610,635
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (D)	4.000	01-01-38	1,000,000	1,120,766
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	3,000,000	$3,216,092
Main Street Natural Gas, Inc. Series A	5.000	05-15-38	1,435,000	2,048,019
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	1,000,000	1,205,850
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,349,816
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-29	3,000,000	3,760,227
Municipal Electric Authority of Georgia Power Revenue, Series HH	5.000	01-01-39	2,445,000	2,975,190
Guam 0.2%				1,095,625
Antonio B. Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,095,625
Hawaii 0.1%				617,680
State of Hawaii Harbor System Revenue Series A, AMT	5.000	07-01-27	500,000	617,680
Illinois 11.3%				56,155,201
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,644,559
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,215,465
Chicago Board of Education Dedicated Revenues, Series A, GO	5.000	12-01-32	1,000,000	1,266,572
Chicago Board of Education Dedicated Revenues, Series A, GO	5.000	12-01-34	1,000,000	1,259,098
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,154,988
Chicago O'Hare International Airport Series A, AMT	5.000	01-01-48	1,500,000	1,821,442
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,521,929
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,228,418
City of Chicago Series A, GO	5.000	01-01-33	540,000	550,324
City of Chicago Series A, GO	5.250	01-01-35	1,000,000	1,002,239
City of Chicago Series C, GO	5.000	01-01-22	1,555,000	1,592,068
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,427,094
City of Chicago Waterworks Revenue	3.150	11-01-24	500,000	543,282
14	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Illinois Finance Authority 2020-Advocate Health Care Network	4.000	06-01-47	1,065,000	$1,105,952
Illinois Finance Authority 2020-Advocate Health Care Network, Prerefunded	4.000	06-01-47	40,000	41,518
Illinois Finance Authority Advocate Health Care Network, Prerefunded	4.000	06-01-47	1,895,000	1,966,896
Illinois State Toll Highway Authority Highway Revenue Tolls, Series A	5.000	01-01-45	2,000,000	2,557,299
Illinois State Toll Highway Authority Series A	4.000	01-01-39	2,000,000	2,337,031
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(C)	0.802	01-01-22	2,440,000	2,428,390
Sales Tax Securitization Corp. Series A	4.000	01-01-39	750,000	879,724
Sales Tax Securitization Corp. Series A	5.000	01-01-32	905,000	1,110,156
Sales Tax Securitization Corp. Series A	5.000	01-01-36	1,000,000	1,270,916
Sales Tax Securitization Corp. Series A	5.000	01-01-48	4,000,000	4,783,916
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	2,184,488
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,408,282
State of Illinois Series B, GO	4.000	11-01-35	2,000,000	2,297,235
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,127,615
State of Illinois, GO	5.000	05-01-25	2,000,000	2,252,194
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,093,382
State of Illinois, GO	5.500	07-01-38	1,000,000	1,082,729
Kentucky 0.9%				4,444,363
County of Trimble Louisville Gas and Electric Company, AMT	1.300	09-01-44	2,500,000	2,506,454
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	500,000	552,754
Kentucky Public Energy Authority Series C	4.000	08-01-24	635,000	703,976
Kentucky Public Energy Authority Series C	4.000	08-01-25	600,000	681,179
Louisiana 1.8%				9,144,788
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,175,547
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	$784,966
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,991,051
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,210,671
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	596,132
St. Charles Parish Valero Energy Corp.	4.000	12-01-40	1,200,000	1,242,537
St. James Parish Nustar Logistics LP Project (D)	5.850	08-01-41	1,000,000	1,143,884
Maryland 1.2%				5,924,794
Howard County Series A, GO	4.000	08-15-39	1,000,000	1,219,633
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-48	1,000,000	1,136,974
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-1	5.000	07-01-45	1,000,000	1,152,683
University System of Maryland Auxiliary Facility & Tuition Revenue, Series A	4.000	04-01-47	2,000,000	2,415,504
Massachusetts 5.6%				27,828,178
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated	5.000	06-01-47	3,180,000	3,931,039
Massachusetts Development Finance Agency Carleton-Willard Village Homes, Inc.	5.000	12-01-42	1,050,000	1,209,413
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,558,697
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,851,295
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (D)	5.000	10-01-47	2,060,000	2,253,514
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-35	870,000	1,094,220
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,779,598
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-45	1,745,000	2,103,896
Massachusetts Educational Financing Authority Education Issue K Senior, Series A, AMT	3.625	07-01-32	125,000	128,530
Massachusetts Educational Financing Authority Education Issue L Senior, Series B, AMT	5.000	07-01-24	350,000	397,829
16	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, AMT	5.000	01-01-25	2,000,000	$2,297,696
Massachusetts Housing Finance Agency Series 162	3.450	12-01-37	1,505,000	1,525,416
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,249,029
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-49	1,000,000	1,228,672
Massachusetts School Building Authority Series B	5.000	11-15-36	1,820,000	2,219,334
Michigan 2.9%				14,153,506
City of Detroit, GO	5.000	04-01-24	300,000	331,684
City of Detroit, GO	5.000	04-01-26	660,000	767,997
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,715,347
Detroit Downtown Development Authority Catalyst Development Project, Series A (A)	5.000	07-01-43	1,000,000	1,123,885
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,796,220
Great Lakes Water Authority Water Supply System Revenue Series A	5.000	07-01-45	500,000	634,335
Michigan Finance Authority Henry Ford Health System, Series A	5.000	11-15-48	1,000,000	1,244,558
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	282,521
Michigan Finance Authority Local Government Loan Program, Series F-1	4.500	10-01-29	1,500,000	1,562,214
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,694,745
Minnesota 0.6%				2,907,335
Minnesota Housing Finance Agency Series A	2.950	02-01-46	1,353,731	1,421,526
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,485,809
Mississippi 0.3%				1,235,095
State of Mississippi Series A	5.000	10-15-37	1,000,000	1,235,095
Nevada 0.2%				1,216,004
City of Henderson Series A1, GO	4.000	06-01-36	1,000,000	1,216,004
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
New Jersey 4.2%				$21,009,421
Casino Reinvestment Development Authority, Inc. Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,726,663
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	2,000,000	2,302,382
New Jersey Economic Development Authority Revenue Refunding Municipal Rehabilitation, Series A	5.250	04-01-28	1,600,000	2,024,406
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,188,027
New Jersey Economic Development Authority The Geothals Bridge Replacement P3 Project, AMT	5.375	01-01-43	1,500,000	1,679,838
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,568,215
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.250	06-15-43	1,000,000	1,243,189
New Jersey Transportation Trust Fund Authority Transportation System, Series A (B)	4.000	06-15-40	1,000,000	1,125,267
New Jersey Transportation Trust Fund Authority Transportation System, Series A (B)	4.000	06-15-41	1,000,000	1,121,972
New Jersey Transportation Trust Fund Authority Transportation System, Series C (A)(C)	1.982	12-15-31	750,000	607,999
State of New Jersey Covid-19 Emergency, Series A, GO	4.000	06-01-32	1,000,000	1,272,333
State of New Jersey Covid-19 Emergency, Series A, GO	5.000	06-01-26	1,000,000	1,211,631
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,937,499
New Mexico 0.6%				3,166,414
New Mexico Educational Assistance Foundation Education Loan, Series A1, AMT	3.875	04-01-34	3,000,000	3,166,414
New York 12.2%				60,717,135
Chautauqua County Capital Resource Corp. NRG Energy Project	1.300	04-01-42	2,000,000	2,020,165
City of New York Series C, GO	4.000	08-01-36	1,500,000	1,812,901
Dutchess County Local Development Corp. Nuvance Health, Series B	4.000	07-01-49	1,000,000	1,139,732
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,685,000	1,691,531
Metropolitan Transportation Authority Green Bond, Series A-2	5.000	11-15-27	1,250,000	1,521,732
Metropolitan Transportation Authority Green Bond, Series C-1 (A)	4.000	11-15-46	2,300,000	2,671,347
Metropolitan Transportation Authority Green Bond, Series C-1	5.000	11-15-23	1,350,000	1,501,419
Metropolitan Transportation Authority New York Refunding, Series D	5.000	11-15-30	500,000	531,541
18	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Metropolitan Transportation Authority Series D-1	5.000	11-15-39	2,250,000	$2,529,757
New York City Industrial Development Agency Yankee Stadium Project Pilot (A)	5.000	03-01-28	350,000	438,253
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	5.000	11-01-29	1,000,000	1,317,680
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-40	350,000	420,790
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	05-01-45	250,000	296,754
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	5.000	05-01-41	300,000	386,901
New York City Transitional Finance Authority Series A-3	4.000	05-01-41	3,000,000	3,527,587
New York City Water & Sewer System Series FF	5.000	06-15-41	3,025,000	3,902,585
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,119,119
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,106,400
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,033,901
New York Liberty Development Corp. World Trade Center, Class 2-3 (D)	5.150	11-15-34	2,500,000	2,821,223
New York Power Authority Series A	4.000	11-15-45	500,000	590,239
New York State Dormitory Authority Garnet Health Medical Center (D)	5.000	12-01-40	1,000,000	1,150,051
New York State Dormitory Authority Personal Income Tax Revenue, Series A	4.000	03-15-37	1,000,000	1,207,825
New York State Environmental Facilities Corp. Series A	4.000	06-15-46	1,225,000	1,377,079
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	4.000	01-01-36	2,000,000	2,277,425
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,827,336
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	523,999
New York Transportation Development Corp. Special Facility Revenue, AMT	4.000	12-01-42	600,000	698,507
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-24	1,000,000	1,152,205
New York Transportation Development Corp. Special Facility Revenue, AMT	5.000	12-01-25	1,000,000	1,186,996
Niagara Area Development Corp. Covanta Project, Series A, AMT (D)	4.750	11-01-42	1,500,000	1,569,537
Port Authority of New York & New Jersey Consolidated Bonds, Series 198	5.250	11-15-56	3,000,000	3,639,801
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Port Authority of New York & New Jersey Consolidated Bonds, Series 222	4.000	07-15-38	1,000,000	$1,201,132
Triborough Bridge & Tunnel Authority New York Payroll Mobility, Series A-1	4.000	05-15-46	250,000	299,292
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	4.000	11-15-54	500,000	586,179
Triborough Bridge & Tunnel Authority New York Revenues General MTA Bridges & Tunnels, Series A	5.000	11-15-49	500,000	638,214
Ohio 3.6%				17,771,567
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	2,000,000	2,313,574
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	1,000,000	1,168,149
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,108,003
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,808,439
Lancaster Port Authority Series A	5.000	08-01-49	1,000,000	1,157,621
Ohio Air Quality Development Authority American Electric Power Company	1.900	05-01-26	2,000,000	2,080,475
Ohio Air Quality Development Authority American Electric Power Company, AMT	2.100	04-01-28	1,500,000	1,566,959
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (D)	4.250	01-15-38	1,000,000	1,126,932
State of Ohio Portsmouth Bypass Project, AMT (A)	5.000	12-31-35	750,000	854,130
State of Ohio Portsmouth Bypass Project, AMT	5.000	06-30-53	1,410,000	1,587,285
Oklahoma 1.5%				7,418,306
Oklahoma Development Finance Authority Gilcrease Expressway West Project-P3, AMT	1.625	07-06-23	2,500,000	2,511,982
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,638,290
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-37	1,000,000	1,139,632
Tulsa County Industrial Authority Montereau, Inc., Project	5.250	11-15-45	1,000,000	1,128,402
Oregon 0.9%				4,208,060
Port of Portland Airport Revenue Portland International Airport, AMT	5.000	07-01-49	1,000,000	1,228,672
Port of Portland Airport Revenue Series 24B, AMT	5.000	07-01-42	2,500,000	2,979,388
20	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania 2.3%				$11,322,123
Allegheny County Sanitary Authority Series A	5.000	06-01-26	500,000	605,815
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,218,869
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,392,868
Pennsylvania Economic Development Financing Authority PPL Electric Utilities Corp.	0.400	10-01-23	1,000,000	1,000,447
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series A	5.000	12-01-44	1,000,000	1,252,444
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,862,910
Philadelphia Gas Works Company 1998 General Ordinance	5.000	08-01-47	2,500,000	2,988,770
Puerto Rico 2.9%				14,273,947
Puerto Rico Public Buildings Authority Revenue Government Facilities, Series S (E)	6.000	07-01-41	2,500,000	2,500,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	2.368	07-01-31	2,843,000	2,237,699
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	2,196,574
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	4.524	07-01-46	985,000	319,455
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,324,000	1,485,083
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,000,000	3,321,082
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	2,000,000	2,214,054
Rhode Island 0.5%				2,522,187
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,522,187
Tennessee 1.0%				4,732,797
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	2,050,000	2,443,272
Tennergy Corp. Series A	5.000	02-01-50	2,000,000	2,289,525
Texas 9.6%				47,449,661
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	573,469
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	573,338
Central Texas Regional Mobility Authority Series B	4.000	01-01-51	1,000,000	1,170,617
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	$2,224,196
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,334,145
City of Dallas Waterworks & Sewer System Revenue Series C	4.000	10-01-49	1,000,000	1,190,642
City of Houston Airport System Revenue United Airlines, Inc. Terminal Projects, Series C, AMT	5.000	07-15-28	4,400,000	5,313,597
City of Houston Airport System Revenue United Airlines, Inc., AMT	4.750	07-01-24	2,000,000	2,097,608
City of San Antonio Electric & Gas Systems Revenue	5.000	02-01-48	5,000,000	5,393,217
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,584,584
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,452,156
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	600,000	600,788
Harris County Cultural Education Facilities Finance Corp. First Mortgage, Brazos Presbyterian Homes, Inc. Project	5.000	01-01-48	1,000,000	1,106,220
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,192,473
Matagorda County Navigation District No. 1 Center Power and Light Company, AMT	0.900	05-01-30	500,000	502,320
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,800,000	1,928,863
North Texas Tollway Authority Revenue Refunding System, Series A	4.000	01-01-44	2,525,000	2,915,724
Spring Independent School District School Building, GO	5.000	08-15-42	1,500,000	1,795,943
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-29	500,000	646,694
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue	5.000	12-15-32	300,000	403,930
Texas Private Activity Bond Surface Transportation Corp. Segment 3C Project, AMT	5.000	06-30-58	2,000,000	2,449,137
Utah 1.6%				7,860,685
County of Utah IHC Health Services, Inc., Series A	4.000	05-15-43	1,000,000	1,190,444
County of Utah IHC Health Services, Inc., Series B	5.000	05-15-60	600,000	730,563
22	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Utah (continued)
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	$2,408,664
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-29	600,000	719,594
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-31	460,000	551,324
Utah Transit Authority Sales Tax Revenue	4.000	12-15-31	2,000,000	2,260,096
Virgin Islands 0.1%				501,118
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	501,118
Virginia 1.4%				7,145,862
Alexandria Industrial Development Authority Goodwin House, Inc.	5.000	10-01-50	1,700,000	1,915,782
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	1,198,598
Virginia College Building Authority Educational Facilities Revenue 21st Century College and Equipment Program, Series A (B)	3.000	02-01-41	2,000,000	2,229,548
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-52	1,500,000	1,801,934
Washington 0.9%				4,594,445
Energy Northwest Columbia Generating Station	4.000	07-01-39	1,000,000	1,212,446
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	2,000,000	2,219,040
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	1,000,000	1,162,959
West Virginia 0.7%				3,353,016
West Virginia Economic Development Authority Appalachian Power Company Amos Project, Series A	2.550	03-01-40	1,000,000	1,057,678
West Virginia Parkways Authority Turnpike Toll Revenue	4.000	06-01-47	2,000,000	2,295,338
Wisconsin 1.7%				8,367,401
Milwaukee Metropolitan Sewerage District Green Bond, Series A, GO	3.000	10-01-35	1,500,000	1,690,856
Public Finance Authority Mary's Woods at Marylhurst (D)	5.250	05-15-47	1,015,000	1,113,557
Public Finance Authority Rose Villa Project, Series A (D)	5.000	11-15-24	780,000	822,000
Public Finance Authority Rose Villa Project, Series A (D)	5.750	11-15-44	1,000,000	1,086,122
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	3,302,404
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Rogers Memorial Hospital, Inc., Series A	5.000	07-01-49	300,000	$352,462

	Yield (%)	Shares	Value
Short-term investments 1.6%			$8,078,966
(Cost $8,078,799)
Short-term funds 1.6%
John Hancock Collateral Trust (F)	0.0241(G)	807,485	8,078,966

Total investments (Cost $451,726,506) 100.0%			$495,784,235
Other assets and liabilities, net (0.0%)			(55,462)
Total net assets 100.0%			$495,728,773

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 5-31-21.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.4
Assured Guaranty Corp.	2.5
National Public Finance Guarantee Corp.	1.7
Ambac Financial Group, Inc.	0.5
California Mortgage Insurance	0.4
Build America Mutual Assurance Company	0.1
TOTAL	9.6
24	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	450	Short	Sep 2021	$(59,276,151)	$(59,371,875)	$(95,724)
						$(95,724)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-21, the aggregate cost of investments for federal income tax purposes was $449,466,949. Net unrealized appreciation aggregated to $46,221,562, of which $46,369,707 related to gross unrealized appreciation and $148,145 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	25

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-21

Assets
Unaffiliated investments, at value (Cost $443,647,707)	$487,705,269
Affiliated investments, at value (Cost $8,078,799)	8,078,966
Total investments, at value (Cost $451,726,506)	495,784,235
Collateral held at broker for futures contracts	800,000
Interest receivable	5,665,339
Receivable for fund shares sold	494,167
Receivable from affiliates	1,327
Other assets	53,974
Total assets	502,799,042
Liabilities
Payable for futures variation margin	70,278
Distributions payable	110,047
Payable for delayed delivery securities purchased	6,124,425
Payable for fund shares repurchased	567,718
Payable to affiliates
Accounting and legal services fees	15,212
Transfer agent fees	18,266
Distribution and service fees	13,264
Trustees' fees	190
Other liabilities and accrued expenses	150,869
Total liabilities	7,070,269
Net assets	$495,728,773
Net assets consist of
Paid-in capital	$453,664,111
Total distributable earnings (loss)	42,064,662
Net assets	$495,728,773

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($449,771,386 ÷ 44,335,627 shares)[1]	$10.14
Class C ($15,397,141 ÷ 1,518,010 shares)[1]	$10.14
Class I ($18,383,924 ÷ 1,809,220 shares)	$10.16
Class R6 ($12,176,322 ÷ 1,198,132 shares)	$10.16
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.56

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
26	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-21

Investment income
Interest	$17,422,186
Dividends from affiliated investments	9,949
Total investment income	17,432,135
Expenses
Investment management fees	2,685,084
Distribution and service fees	1,315,995
Accounting and legal services fees	84,493
Transfer agent fees	210,452
Trustees' fees	8,918
Custodian fees	87,826
State registration fees	97,150
Printing and postage	44,271
Professional fees	61,519
Other	26,472
Total expenses	4,622,180
Less expense reductions	(502,465)
Net expenses	4,119,715
Net investment income	13,312,420
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	4,907,798
Affiliated investments	(3,442)
Futures contracts	2,289,698
7,194,054
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	22,389,132
Affiliated investments	(1,278)
Futures contracts	2,459
22,390,313
Net realized and unrealized gain	29,584,367
Increase in net assets from operations	$42,896,787
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	27

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-21	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$13,312,420	$14,590,584
Net realized gain (loss)	7,194,054	(1,452,339)
Change in net unrealized appreciation (depreciation)	22,390,313	(12,983,158)
Increase in net assets resulting from operations	42,896,787	155,087
Distributions to shareholders
From earnings
Class A	(12,496,467)	(13,222,109)
Class B1	(6,309)	(38,251)
Class C	(448,632)	(683,984)
Class I	(493,190)	(442,542)
Class R6	(318,048)	(281,497)
Total distributions	(13,762,646)	(14,668,383)
From fund share transactions	(3,252,446)	(11,478,265)
Total increase (decrease)	25,881,695	(25,991,561)
Net assets
Beginning of year	469,847,078	495,838,639
End of year	$495,728,773	$469,847,078

[1]	Share class was redesignated during the year. Refer to Note 6 for further details.
28	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$9.55	$9.83	$9.65	$9.85	$10.18
Net investment income[1]	0.27	0.29	0.34	0.35	0.36
Net realized and unrealized gain (loss) on investments	0.60	(0.28)	0.18	(0.19)	(0.33)
Total from investment operations	0.87	0.01	0.52	0.16	0.03
Less distributions
From net investment income	(0.28)	(0.29)	(0.34)	(0.36)	(0.36)
Net asset value, end of period	$10.14	$9.55	$9.83	$9.65	$9.85
Total return (%)[2,3]	9.34	0.09	5.55	1.62	0.34
Ratios and supplemental data
Net assets, end of period (in millions)	$450	$417	$439	$460	$505
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.93	0.93	0.92	0.92
Expenses including reductions	0.82	0.82	0.83	0.81	0.81
Net investment income	2.75	2.97	3.52	3.60	3.58
Portfolio turnover (%)	20	54	33	11	26

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	29

CLASS C SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$9.55	$9.83	$9.65	$9.85	$10.18
Net investment income[1]	0.20	0.22	0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.60	(0.28)	0.19	(0.20)	(0.32)
Total from investment operations	0.80	(0.06)	0.45	0.08	(0.04)
Less distributions
From net investment income	(0.21)	(0.22)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$10.14	$9.55	$9.83	$9.65	$9.85
Total return (%)[2,3]	8.42	(0.65)	4.76	0.86	(0.41)
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$27	$33	$39	$52
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	1.68	1.68	1.67	1.67
Expenses including reductions	1.57	1.57	1.58	1.56	1.56
Net investment income	2.02	2.23	2.77	2.85	2.82
Portfolio turnover (%)	20	54	33	11	26

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
30	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17[1]
Per share operating performance
Net asset value, beginning of period	$9.57	$9.84	$9.66	$9.86	$9.70
Net investment income[2]	0.29	0.31	0.35	0.37	0.12
Net realized and unrealized gain (loss) on investments	0.60	(0.27)	0.19	(0.20)	0.15
Total from investment operations	0.89	0.04	0.54	0.17	0.27
Less distributions
From net investment income	(0.30)	(0.31)	(0.36)	(0.37)	(0.11)
Net asset value, end of period	$10.16	$9.57	$9.84	$9.66	$9.86
Total return (%)[3]	9.38	0.35	5.71	1.77	2.81[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$15	$13	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	0.68	0.68	0.67	0.65[5]
Expenses including reductions	0.67	0.67	0.68	0.66	0.65[5]
Net investment income	2.90	3.13	3.66	3.74	4.05[5]
Portfolio turnover (%)	20	54	33	11	26[6]

[1]	The inception date for Class I shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	31

CLASS R6 SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18[1]
Per share operating performance
Net asset value, beginning of period	$9.57	$9.85	$9.67	$9.90
Net investment income[2]	0.29	0.31	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.60	(0.28)	0.19	(0.23)
Total from investment operations	0.89	0.03	0.54	0.05
Less distributions
From net investment income	(0.30)	(0.31)	(0.36)	(0.28)
Net asset value, end of period	$10.16	$9.57	$9.85	$9.67
Total return (%)[3]	9.42	0.28	5.74	0.55[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$9	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65	0.65	0.65	0.64[5]
Expenses including reductions	0.64	0.64	0.64	0.63[5]
Net investment income	2.92	3.14	3.69	3.81[5]
Portfolio turnover (%)	20	54	33	11[6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
32	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may
ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	33

include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$487,705,269	—	$487,705,269	—
Short-term investments	8,078,966	$8,078,966	—	—
Total investments in securities	$495,784,235	$8,078,966	$487,705,269	—
Derivatives:
Liabilities
Futures	$(95,724)	$(95,724)	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
34	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the year ended May 31, 2021 were $4,908.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2021, the fund has a short-term capital loss carryforward of $4,989,424 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2021 and 2020 was as follows:
	May 31, 2021	May 31, 2020
Ordinary income	$1,042,919	$180,751
Exempt Income	12,719,727	14,487,632
Total	$13,762,646	$14,668,383
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2021, the components of distributable earnings on a tax basis consisted of $942,571 of undistributed exempt interest.
ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	35

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2021, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $59.4 million to $101.0 million as measured at each quarter end.
36	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2021 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(95,724)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund's investments. Only the year end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2021:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$2,289,698
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2021:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$2,459
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.450% of the next $2 billion of the fund’s average daily net assets; and (d) 0.425% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	37

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$37,159
Class B	22
Class C	1,769
Class	Expense reduction
Class I	$1,398
Class R6	893
Total	$41,241

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2021, were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class B was redesignated during the period. Refer to Note 6 for further details.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $439,499, $295 and $21,430 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $278,140 for the year ended May 31, 2021. Of this amount, $41,039 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $237,101 was paid as sales commissions to broker-dealers.
38	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2021, CDSCs received by the Distributor amounted to $7,776 and $1,230 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,098,748	$192,566
Class B	2,951	130
Class C	214,296	9,390
Class I	—	7,199
Class R6	—	1,167
Total	$1,315,995	$210,452
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2021 and 2020 were as follows:
	Year Ended 5-31-21		Year Ended 5-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,588,023	$45,551,148	5,101,960	$50,474,065
Distributions reinvested	1,125,137	11,195,290	1,194,644	11,769,558
Repurchased	(5,059,105)	(50,393,259)	(7,241,567)	(70,582,922)
Net increase (decrease)	654,055	$6,353,179	(944,963)	$(8,339,299)
ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	39

	Year Ended 5-31-21		Year Ended 5-31-20
	Shares	Amount	Shares	Amount
Class B shares
Sold	—	—	1,342	$13,308
Distributions reinvested	519	$5,094	3,437	33,951
Repurchased	(107,434)	(1,051,196)	(141,991)	(1,402,520)
Net decrease	(106,915)	$(1,046,102)	(137,212)	$(1,355,261)
Class C shares
Sold	84,642	$843,820	341,949	$3,350,570
Distributions reinvested	43,573	432,054	65,750	647,894
Repurchased	(1,481,914)	(14,689,807)	(933,555)	(9,192,242)
Net decrease	(1,353,699)	$(13,413,933)	(525,856)	$(5,193,778)
Class I shares
Sold	644,176	$6,473,950	1,093,024	$10,413,846
Distributions reinvested	48,464	483,191	44,200	435,453
Repurchased	(449,504)	(4,482,534)	(892,611)	(8,554,815)
Net increase	243,136	$2,474,607	244,613	$2,294,484
Class R6 shares
Sold	431,976	$4,300,811	306,808	$3,024,101
Distributions reinvested	31,849	317,688	28,539	281,497
Repurchased	(225,297)	(2,238,696)	(226,066)	(2,190,009)
Net increase	238,528	$2,379,803	109,281	$1,115,589
Total net decrease	(324,895)	$(3,252,446)	(1,254,137)	$(11,478,265)
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	$582,389
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $97,420,453 and $98,278,435, respectively, for the year ended May 31, 2021.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
40	JOHN HANCOCK Tax-Free Bond Fund | ANNUAL REPORT

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	807,485	$2,895,029	$83,299,548	$(78,110,891)	$(3,442)	$(1,278)	$9,949	—	$8,078,966
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Tax-Free Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the “Fund”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statements of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
42	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2021.
94.04% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	43

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Tax-Free Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
44	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	45

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	190
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	190
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	190
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	190
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	1989	190
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	190
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
46	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	190
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	1994	190
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	190
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	190
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	47

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	190
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	190
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
48	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	49

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Jeffrey N. Given, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
50	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1674211	52A 5/21
7/2021

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2021, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2021 and 2020. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2021	May 31, 2020
John Hancock High Yield Municipal Bond Fund	$42,683	$46,941
John Hancock Tax-Free Bond Fund	39,272	43,553
Total	$81,955	$90,494

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2021	May 31, 2020
John Hancock High Yield Municipal Bond Fund	$604	$591
John Hancock Tax-Free Bond Fund	604	591
Total	$1,208	$1,182

Amounts billed to control affiliates were $116,000 and $116,467 for the fiscal years ended May 31, 2021 and 2020, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended May 31, 2021 and 2020. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2021	May 31, 2020
John Hancock High Yield Municipal Bond Fund	$3,760	$3,760
John Hancock Tax-Free Bond Fund	3,760	3,760
Total	$7,520	$7,520

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended May 31,

2021 and 2020:

Fund	May 31, 2021	May 31, 2021
John Hancock High Yield Municipal Bond Fund	$89	$89
John Hancock Tax-Free Bond Fund	89	89
Total	$178	$178

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended May 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,149,949 for the fiscal year ended May 31, 2021 and $1,020,697 for the fiscal year ended May 31, 2020.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	July 12, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	July 12, 2021
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	July 12, 2021